Supplemental Balance Sheet Information	3 Months Ended
Mar. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Balance Sheet Information
Note 3.	Supplemental Balance Sheet Information

Accounts Receivable

Accounts receivable consist of the following (in millions):

	March 31, 2015	December 31, 2014
Accounts receivable	$227.7	$234.9
Allowance for sales discounts and doubtful accounts	(1.2)	(1.0)

Accounts receivable, net	$226.5	$233.9

Inventories

Inventories at the lower of cost (determined on the LIFO/FIFO or weighted-average cost methods) or market consist of the following (in millions):

	March 31, 2015			December 31, 2014
	LIFO	Non- LIFO	Total	LIFO	Non- LIFO	Total
Raw materials	$51.3	$0.7	$52.0	$48.4	$1.3	$49.7
Work in process	54.9	0.5	55.4	47.7	0.3	48.0
Finished goods	157.6	36.9	194.5	157.8	37.5	195.3
Supplies and other	—	12.0	12.0	—	11.8	11.8

	263.8	50.1	313.9	253.9	50.9	304.8
Excess of FIFO or weighted-average cost over LIFO cost	(20.9)	—	(20.9)	(21.7)	—	(21.7)

Total	$242.9	$50.1	$293.0	$232.2	$50.9	$283.1

Property, Plant and Equipment

Property, plant and equipment consists of the following (in millions):

	March 31, 2015	December 31, 2014
Land	$2.3	$2.3
Buildings	83.8	67.9
Machinery and equipment	451.8	436.3
Construction in progress	43.3	62.2

	581.2	568.7
Less accumulated depreciation	(299.4)	(290.9)

Total	$281.8	$277.8

Depreciation expense was $10 million and $9 million for the three months ended March 31, 2015 and 2014, respectively.

Goodwill and Intangible Assets

The changes in the carrying amount of goodwill by business segment are as follows (in millions):

	S&IP	Medical Devices	Total
Balance at December 31, 2014	$744.5	$681.6	$1,426.1
Currency translation adjustment	(2.2)	(1.8)	(4.0)

Balance at March 31, 2015	$742.3	$679.8	$1,422.1

As of March 31, 2015 and December 31, 2014, we had intangible assets with indefinite useful lives of $7 million related to acquired in-process research and development.

Intangible assets subject to amortization consist of the following (in millions):

	March 31, 2015			December 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademarks	$126.6	$(87.2)	$39.4	$126.6	$(86.1)	$40.5
Patents and acquired technologies	149.1	(103.8)	45.3	149.1	(99.3)	49.8
Other	48.3	(37.9)	10.4	48.3	(37.0)	11.3

Total	$324.0	$(228.9)	$95.1	$324.0	$(222.4)	$101.6

Amortization expense for intangible assets was $6 million and $8 million for the three months ended March 31, 2015 and 2014, respectively. We estimate amortization expense for the remainder of 2015 and the following four years and beyond will be as follows (in millions):

For the years ending December 31,
2015	$18.9
2016	20.2
2017	14.9
2018	11.1
2019	6.9
Thereafter	23.1

Total	$95.1

Accrued Expenses

Accrued expenses consist of the following (in millions):

	March 31, 2015	December 31, 2014
Accrued rebates	$68.3	$82.2
Accrued salaries and wages	27.4	46.4
Accrued taxes - income and other	23.8	23.4
Deposit received on pending sale of assets	—	7.8
Other	25.5	23.6

Total	$145.0	$183.4

Other Long-Term Liabilities

Other long-term liabilities consist of the following (in millions):

	March 31, 2015	December 31, 2014
Deferred income taxes	$27.8	$27.9
Taxes payable	1.6	1.6
Other	22.8	18.6

Total	$52.2	$48.1